Prepaid Expenses and Other Current Assets (Details)		6 Months Ended
	Aug. 31, 2024	Mar. 31, 2024
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of advance supplier		80.00%
Forecast [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Percentage of advance supplier	40.00%